Note 8 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
2024, operating	$ 8,627
2024, financing	8,784
2025, operating	6,092
2025, financing	5,353
2026, operating	3,544
2026, financing	4,261
2027, operating	3,028
2027, financing	3,203
2028, operating	2,819
2028, financing	2,826
2029-2033, operating	2,709
2029-2033, financing	3,248
Total minimum payment required, operating	26,819
Total minimum payment required, financing	27,675
Less interest, operating	2,359
Less interest, financing	2,375
Present value of minimum lease payments, operating	24,460
Present value of minimum lease payments, financing	25,300
Long-term lease obligation	16,675	$ 22,533
Long-term lease obligation	17,293	$ 19,942
Current Portion of Long-term Debt and Lease Obligations [Member]
Amount due within one year, operating	7,785
Amount due within one year, financing	$ 8,007